Summary of warrants activity reclassified equity (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Warrants
Warrants outstanding, Beginning of year | shares
Weighted average exercise price, beginning of year | $ / shares
Warrants outstanding, beginning of year, value | $
Warrants either issued or assumed as part of the acquisition of Aeterna | shares	747,948
Weighted average exercise price, Warrants either issued or assumed as part of the acquisition of Aeterna | $ / shares	$ 13.32
Warrants either issued or assumed as part of the acquisition of Aeterna, value | $	$ 4,424
Warrants, Exercised | shares	(60,167)
Weighted average exercise price, exercised | $ / shares	$ 0.01
Warrants outstanding, exercised, value | $	$ (386)
Warrants, Expired | shares	(13,249)
Weighted average exercise price,expired | $ / shares	$ 165.00
Warrants outstanding, expired, value | $
Change in fair value of warrants | shares
Weighted average exercise price, Change in fair value of warrants | $ / shares
Change in fair value of warrants, value | $	$ (1,895)
Warrants Outstanding, Ending of year | shares	674,532
Weighted average exercise price, ending of year | $ / shares	$ 11.53
Warrants outstanding, ending of year, value | $	$ 2,143